Risk management_Cash flows of non-trading interest bearing assets and liabilities by repricing date (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	₩ 373,211,994	₩ 337,377,904
Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	324,771,700	288,332,869
Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,223,109	416,474
Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	29,472,081	27,212,388
Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	17,745,104	21,416,173
Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	350,923,341	317,316,240
Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	291,284,923	264,951,696
Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	20,413,683	19,546,156
Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	39,224,735	32,818,388
Within 3 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	183,540,769	160,433,206
Within 3 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	177,214,415	153,023,603
Within 3 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	609,542	150,149
Within 3 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	4,344,718	5,414,586
Within 3 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,372,094	1,844,868
Within 3 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	142,026,874	130,974,257
Within 3 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	127,557,303	116,490,812
Within 3 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	11,223,338	12,105,234
Within 3 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,246,233	2,378,211
4 to 6 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	59,109,731	56,711,371
4 to 6 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	54,035,826	49,505,606
4 to 6 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	263,510	23,648
4 to 6 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	3,339,086	5,486,113
4 to 6 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,471,309	1,696,004
4 to 6 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	52,700,372	50,608,538
4 to 6 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	46,471,099	45,803,202
4 to 6 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,832,846	1,910,759
4 to 6 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,396,427	2,894,577
7 to 9 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	17,187,901	16,758,127
7 to 9 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	12,410,513	12,505,250
7 to 9 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	91,791	63,825
7 to 9 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	3,751,882	3,450,669
7 to 9 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	933,715	738,383
7 to 9 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	40,511,477	37,062,781
7 to 9 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	35,455,403	32,683,132
7 to 9 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	1,126,728	1,048,991
7 to 9 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,929,346	3,330,658
10 to 12 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	16,019,989	15,125,211
10 to 12 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	11,140,520	10,506,470
10 to 12 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	94,879	34,299
10 to 12 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,915,238	3,174,893
10 to 12 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,869,352	1,409,549
10 to 12 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	33,800,459	29,913,107
10 to 12 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	29,354,652	26,740,013
10 to 12 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	949,892	706,952
10 to 12 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,495,915	2,466,142
1 to 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	90,678,667	81,950,459
1 to 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	64,799,854	57,582,270
1 to 5 years | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	150,148	131,206
1 to 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	14,648,033	9,367,756
1 to 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	11,080,632	14,869,227
1 to 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	78,123,983	65,651,502
1 to 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	52,395,811	43,175,232
1 to 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,828,384	3,264,861
1 to 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	21,899,788	19,211,409
Over 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	6,674,937	6,399,530
Over 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	5,170,572	5,209,670
Over 5 years | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	13,239	13,347
Over 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	473,124	318,371
Over 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,018,002	858,142
Over 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,760,176	3,106,055
Over 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	50,655	59,305
Over 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	452,495	509,359
Over 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	₩ 3,257,026	₩ 2,537,391